Note 3 - Investments (Details Textual) - EBP 38-3360868 001 [Member]	Dec. 31, 2025
Money Market Funds [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Mutual Fund [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Common Stock [Member]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Income Approach [Member]